DISPOSITION OF DISCONTINUED OPERATIONS - BRALORNE GOLD MINES LTD. (Details Narrative) $ / shares in Units, $ in Millions		12 Months Ended
	Dec. 13, 2019	Dec. 31, 2021 CAD ($) integer $ / shares shares	Dec. 31, 2021 USD ($) integer shares
Common stock par value | $ / shares		$ 0.35
Cash			$ 6,599
Disposal percentage	100.00%
Cash consideration		$ 8.7
Issuence of common share on disposal | shares		12,580,000	12,580,000
Issuance of share purchase warrant | shares		6,290,000	6,290,000
Excersisable price of warrants | $ / shares		$ 0.25
Number of trading days | integer		20	20
Future consideration			$ 2,500,000